Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Due to customers	$ 3,649	$ 1,372
Derivative instruments	3,548	281
Marketable securities	3,352	3,869
Legal and audit fees	2,525	1,045
Lease liability	$ 1,950	$ 2,204
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember	us-gaap:OtherCurrentLiabilitiesMember
Suppliers of property, plant and equipment	$ 1,242	$ 1,452
Deferred revenue	903	5,788
Royalties	809	1,819
Other	246	(99)
Other current liabilities	$ 18,224	$ 17,731